COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)					12 Months Ended
	Jul. 23, 2022	Sep. 27, 2021	Sep. 27, 2021	Sep. 23, 2021	Dec. 31, 2024	Dec. 31, 2023
Loss Contingencies [Line Items]
Proceeds from sale of stock		$ 116,150,000		$ 116,150,000
Percentage of aggregate sales price of securities sold	5.00%
Deferred underwriting commissions				$ 4,025,000	$ 4,025,000	$ 4,025,000
Aggregrate 3% [Member]
Loss Contingencies [Line Items]
Aggregrate value	$ 100,000,000
Aggregrate 2% [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Aggregrate value	100,000,000
Aggregrate 2% [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Aggregrate value	200,000,000
Aggregrate 1% [Member]
Loss Contingencies [Line Items]
Aggregrate value	200,000,000
Chardan [Member]
Loss Contingencies [Line Items]
Management fee	$ 800,000
Percentage of aggregate value of initial public combination	1.00%
Chardan [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Aggregrate reimbursable out of pocket expenses					$ 150,000
Over-Allotment Option [Member]
Loss Contingencies [Line Items]
Sale private placement warrants				11,500,000
Underwriting discount					$ 0.20
Sale of stock, consideration received on transaction				$ 115,000,000	$ 2,300,000
Offering expenses					$ 100,000
Public or Private Securities [Member]
Loss Contingencies [Line Items]
Percentage of aggregate sales price of securities sold	1.00%
Underwriters [Member]
Loss Contingencies [Line Items]
Shares for future issuance					1,500,000
Underwriters [Member] | Over-Allotment Option [Member]
Loss Contingencies [Line Items]
Sale private placement warrants				1,500,000
Proceeds from sale of stock			$ 15,000,000